Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets, net
Schedule of intangible assets, net

	As of December 31, 2021				As of December 31, 2022
	Cost	Accumulated amortization (Note a)	Accumulated Impairment	Net amount	Cost	Accumulated amortization (Note a)	Accumulated Impairment	Net amount
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Domain names	13,334	(13,334)	—	—	14,279	(14,279)	—	—
Trademarks	6,125	(6,040)	—	85	24,992	(9,269)	—	15,723
Payment license (Note b)	319,660	—	—	319,660	319,660	—	—	319,660
Others	73,729	(55,624)	(16,907)	1,198	73,773	(55,650)	(16,907)	1,216

Total	412,848	(74,998)	(16,907)	320,943	432,704	(79,198)	(16,907)	336,599

Note:

(a)
Amortization expenses for intangible assets were RMB36,539, RMB12,078 and RMB3,256 for the years ended December 31, 2020, 2021 and 2022, respectively. Amortization expenses are expected to be
at
RMB3,778, RMB3,778, RMB3,778, 3,778 and RMB629 for the years ending December 31, 2023, 2024, 2025, 2026 and 2027, respectively.

(b)
Payment license has a legal life of 5
years, which enables the Group to provide payment services and qualifies as a paying institution. The Group renewed the license on June 27, 2022 with expiry date in June 2027. The Group believes it would be able to renew the payment license at minimal cost continuously and has the ability to do so. As a result, the payment license is considered by the Group as having an indefinite life because it is expected to contribute to net cash inflow indefinitely.